Cover	Nov. 18, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (the “8-K Amendment”) is being filed to amend the Current Report on Form 8-K of BIMI International Medical Inc. (the “Company”) filed on November 18, 2021 (the “Original 8-K”). The Original 8-K included disclosure in Item 1.01 with respect to an entry into a Material Definitive Agreement. This 8-K Amendment amends and restates Item 1.01 of the Original Form 8-K in order to correct an inadvertent clerical error. The paragraph in the Original 8-K entitled “Special Redemption Rights” was included by mistake. All other Items included in the Original Form 8-K remain unchanged.
Document Period End Date	Nov. 18, 2021
Entity File Number	001-34890
Entity Registrant Name	BIMI International Medical Inc.
Entity Central Index Key	0001213660
Entity Tax Identification Number	02-0563302
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Building 2
Entity Address, Address Line Two	Chongqing Corporation Avenue
Entity Address, Address Line Three	Yuzhong District
Entity Address, City or Town	Chongqing
Entity Address, Country	CN
Entity Address, Postal Zip Code	116000
City Area Code	(8604)
Local Phone Number	1182209211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	BIMI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false